Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 177,438	$ 155,290
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	18,918	1,005
Changes in assets and liabilities:
Other assets	34,598	23,740
Incentive management fee payable to General Partners	12,039	12,038
Property management fees payable	(111)	1,041
Customer deposits and other liabilities	(6,666)	(10,857)
Net cash provided by operating activities	236,216	182,257
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	0	0
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(203,043)	(203,331)
Payments on capital lease obligations
Net cash used in financing activities	(203,043)	(203,331)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	33,173	(21,074)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	447,664	484,880
CASH AND CASH EQUIVALENTS AT END OF PERIOD	480,837	463,806
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	200,650	200,650